Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment charges			$ 2,388,000	$ 2,800,000
Potentially dilutive securities outstanding	1,800,000		1,800,000	750,000
Advertising costs	$ 102,606	$ 91,495	$ 482,811	$ 86,098
Research and developments costs	0	$ 9,699	9,699	303,555
Derivative liability
Warrant [Member]
Stock-based compensation	1,500,000		1,500,000
Options [Member]
Stock-based compensation	$ 300,000		$ 300,000